Fulbright & Jaworski L.L.P.
A Registered Limited Liability Partnership
666 Fifth Avenue, 31st Floor
New York, New York 10103-3198
www.fulbright.com

dainscow@fulbright.com	telephone:	(212) 318-3000
direct dial: (212) 318-3358	facsimile:	(212) 318-3400
June 10, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Mistras Group, Inc.
Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Mistras Group, Inc., a Delaware corporation (the “Company”), attached is the Company’s Registration Statement on Form S-1, filed in connection with its proposed initial public offering of common stock. The required filing fee of $6,780 has been paid by wire transfer to the Securities and Exchange Commission’s account at U.S. Bank of St. Louis, Missouri.
     If you have any questions or need any further assistance in connection with this filing, please call Sheldon Nussbaum at (212) 318-3254, Joe Daniels at (212) 318-3322 or the undersigned at (212) 318-3358.
Very truly yours,
/s/ Donald Ainscow
Donald Ainscow
Attachment

cc:	Sotirios J. Vahaviolos
Pete Peterik
Sheldon G. Nussbaum
Joseph F. Daniels
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